As filed with the U.S. Securities and Exchange Commission on May 3, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2021

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual report here]

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Discovery Fund

Semi-Annual Report
February 28, 2021

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Discovery Fund are mutual funds with the primary
investment objective of long-term growth of capital.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdowns	4
Schedules of Investments	7
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to the Financial Statements	27
Additional Information on Fund Expenses	40
Additional Information	42

Dear Fellow Investors,

Thankfully, the positive progress against COVID-19 continued this past semi-annual period with the introduction of several effective vaccines to help reduce the number of hospitalizations and deaths from this virus. As might be expected, the equity markets have recovered swiftly from their 2020 lows and many now exceed pre-pandemic levels. Aggressive action by the Federal Reserve combined with massive fiscal stimulus have been the main drivers in this sharp recovery aside from the positive vaccine news. Recently, many states have begun to accelerate their reopenings as metrics continue to improve, leading to even more optimism from investors that earnings and GDP growth will be robust for the rest of this year.

As for the Jacob Funds, we were fortunate to own many companies that were not only able to post robust results through the pandemic but have also benefitted from a gradual return to normalcy. Returns in all three Jacob Funds well exceeded our benchmarks and peers, owing mainly to our focus on unique small- to mid-sized businesses, whose valuations remain more modest, and which should also benefit from a broader economic expansion. While we are expecting and planning for higher near-term volatility given the many uncertainties that still exist, we still believe plenty of exciting opportunities can be found across many different sectors. Our focus remains forward-looking, as we are still excited about the emerging prospects for all of our holdings and anticipate a positive market backdrop with the global economy likely to experience a significant rebound in the balance of 2021.

Jacob Internet Fund

The Jacob Internet Fund was up 83.75% for the fiscal period ended February 28, 2021, while the NASDAQ rose 12.43%. The most notable shift in the fiscal period was the strength of smaller companies in the technology sector, helping lead to our significant outperformance versus our benchmark. Additionally, our more diversified approach among small and large market capitalizations allowed us to exceed many of our peers as well.

By far, our best performing name in the period was Voyager Digital, LLC (“Voyager”), up around 1,900% in the period. Even with a relatively small initial purchase, Voyager’s impact was significant, and quickly became one of the Fund’s largest positions. Founded by former senior executives at ETRADE Capital Management, LLC and Uber Technologies, Inc., Voyager built a fast-growing robust cryptocurrency trading platform that offers transactions in more than 50 different coins today. Top holding Digital Turbine, Inc., up over 241% in the period, continued to make acquisitions to bolster its position as the leading app install platform with carriers, and transition to a more vertically integrated partner that should capture more of the ecosystem economics going forward. OptimizeRx Corp., up more than 163% in the period, has seen accelerating growth from its push into more enterprise relationships, giving drug companies more efficient ways to reach doctors and provide patient engagement solutions.

Not surprisingly, many of the worst performing names in the period were the larger capitalization companies that had up to this point been leading the overall market. These include Alibaba Group Holding Ltd., Apple, Inc. and Facebook, Inc., down 17%, 13% and 12%, respectively in the period. Many of these companies are lighter weightings for the Fund, and in the case of Apple, Inc., we finally exited the last of our long-held position in September. Our worst-performing position in the period was the old Survey Monkey (now SVMK, Inc.), down over 25% in the period. The company’s transition to selling into larger accounts has been a bumpy one, but we still agree with the strategy, which should lead to more meaningful relationships and higher growth rates in the future.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund advanced 71.14% through February 28, 2021 while the Russell 2000 Growth Index rose 37.33%. This outperformance was diversified among many of the Fund’s holdings, with an astounding ten names up over 100% in the period. Much of this can be attributed to a combination of strong execution and the gradual reopening of the economy.

Besides Digital Turbine, Inc. and OptimizeRx Corp. being top holdings in this fund as well, there were many other standouts across a variety of sectors. Alphatec Holdings, Inc., up over 167% in the period, has been one of our top holdings and is showing renewed strength as hospitals are allowing more of the elective spine surgeries in which their products specialize. CareDx, Inc., up over 131% in the period, smoothly pivoted to at home blood draws for its DNA testing for transplant patients when these centers were closed. A few other top performers, such as Inspired Entertainment, Inc. and American Eagle Outfitters, Inc. (“American Eagle”), up 130% and 105%, respectively, were hurt from physical location closures, but saw a huge uplift in online activity which helped minimize losses. Holdings in economically sensitive sectors – like Inspired and American Eagle – were quite prevalent among the Fund’s best performers in the period.

Most of the Fund’s holdings that negatively affected performance were light weightings (except SVMK, Inc. mentioned above) and some, such as commodity-related holdings Triterras, Inc. and Arch Resources, Inc., were exited completely in the period. Mesoblast Ltd., down over 50%, had a host of trial results that were mixed at best but did sign a major deal with Novartis to help fund further development of its stem cell therapy. Esperion Therapeutics, Inc., down 24% in the period, was mainly a victim of trying to launch a major drug during Covid-19 pandemic, when many cardiologist practitioners shut down and/or went virtual, leading to a shortfall in sales forecasts for its cholesterol reduction pill. Finally, long-time holding Yext, Inc. was down over 15% in the period, as they continue to struggle to grow their core search business and new Answers offering. The Fund has subsequently sold its position.

Jacob Discovery Fund

The Jacob Discovery Fund was up 83.29% for the fiscal period ended February 28, 2021, while the Russell Micro Cap Growth Index rose 52.56%.

The Fund benefitted from a continued market rotation into smaller capitalized stocks, a welcome occurrence after years of underperformance for that group. The increased interest in small caps – and especially micro caps – started last year after the pandemic panic in March and really accelerated as the calendar year came to a close. Forceful stimulatory monetary and fiscal action as well as encouraging news on vaccine development offered many investors hope for a better economy on the other side of Covid-19 pandemic, traditionally a good thing for smaller companies.

Not surprisingly, many of the Fund’s holdings in economically or interest rate sensitive sectors – such as recruiter Hudson Global, Inc., up 61% in the period, teen retailer Tilly’s, Inc. up 63%, restaurateurs BJ’s Restaurants, Inc. up 76% and Cheesecake Factory, Inc. up 86%, First Internet Bancorp up 125%, and RFID chip manufacturer Impinj, Inc. up 162% – all had a fantastic six months. Unfortunately, our concerns about a Covid-19 resurgence led us to be underweight in many of these names during the period.

Still, it’s tough to be too negative given that we outperformed our benchmark and our peers during the period, thanks to decent-sized investments in other names that had very strong returns. Voyager Digital, mentioned earlier in this letter, certainly was the standout star, while another crypto-related name, BIGG Digital Assets, Inc., added relatively late in the period, also was up about 100% from the time we purchased it to the end of the fiscal period.

Sports betting was another winning sector for the Fund, with Score Media and Gaming, Inc. (“Score Media”) and Inspired Entertainment, Inc. up 460% and 130%, respectively. While we have substantially lightened up on Score Media due to concerns about valuation and the company’s ability to profitably compete in the U.S., we are generally optimistic about this sector and remain on the lookout for other related opportunities.

Our health care winners were more numerous than the losers and put up positive numbers, with Chromadex Corp., Celcuity, Inc., DiaMedica Therapeutics, Inc., Rafael Holdings, Inc., and Precision Biosciences, Inc. all up at least 93% during the period. Our interest in stem cell therapies, however, has so far not paid off, with disappointing performance in Mesoblast Ltd. (“Mesoblast”), down 50% in the period, and Brainstorm Cell Therapeutics, Inc. (“BrainStorm”), down 69%. Both companies released trial results that showed therapeutic promise but failed their primary endpoints, and while dealing with an already stem cell-skeptical FDA, will likely be challenged to commercialize their products in the U.S. without expensive new trials. Mesoblast, with their Novartis AG partnership locked up and an approved product in Japan selling reasonably well, has the wherewithal to pursue such initiatives, but we have moved on from Brainstorm as we foresee a more difficult road ahead for the development of its NuOwn treatment, one that will include significant dilution to current shareholders.

Since we are discussing developments during the last six-month period, it seems a good time to quickly discuss the reasoning behind the Fund’s recent name change, which took place at the end of calendar 2020. We are not currently changing the mandate of the Fund and anticipate we will remain primarily focused on investing in early stage growth stocks. However, we believe the new name – the Jacob Discovery Fund – better encapsulates what we are trying to do with the Fund, which is to focus on under-followed, under-researched, and under-the-radar opportunities that are often overlooked by much of traditional institutional Wall Street, while also giving us more flexibility in terms of holding onto names that we believe still hold substantial upside. We believe that small, interesting and underappreciated growth opportunities will always be out there, waiting to be ‘discovered,’ and we will continue to do our best to find them.

As always, we believe that staying true to our investment philosophy and process is still key to obtaining the best possible long-term investment performance for our shareholders.  Thank you again for your continued confidence and trust.

Ryan Jacob
Chairman and Chief Investment Officer
Portfolio Manager

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Diversification does not assure a profit or protect against a loss in a declining market.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change at any time. Forecasts cannot be guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the internet area, particularly with respect to smaller capitalized companies and the high volatility of internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedules of investments for complete Fund holdings information.

The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell Microcap Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2021
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2021
(as a percentage of total investments)
(Unaudited)

JACOB DISCOVERY FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2021
(as a percentage of total investments)
(Unaudited)

Advertising Agencies
0.8%
Amusement & Recreation Services
1.6%
Apparel and Accessory Stores
1.1%
Biological Products (No Diagnostic Substances)
4.0%
Blank Checks
2.0%
Bottled & Canned Soft Drinks & Carbonated Waters
1.0%
Business Services
4.0%
Calculating and Accounting Machines (No Electronic Computers)
2.2%
Communications Equipment
1.9%
Computer & Office Equipment
0.4%
Computer Communications Equipment
0.6%
Computer Peripheral Equipment
3.7%
Computer Processing & Data Preparation
1.0%
Computer Programming Services
1.1%
Direct Mail Advertising Services
3.4%
Eating Places
0.9%
Educational Services
1.5%
Games, Toys & Children's Vehicles (No Dolls & Bicycles)
1.1%
Gold and Silver Ores
0.7%
Help Supply Services
1.7%
Industrial Organic Chemicals
2.9%
Medical
1.9%
Medicinal Chemicals and Botanical Products
0.9%
Metal Mining
0.7%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
0.5%
Miscellaneous Metal Ores
1.0%
Patent Owners and Lessors
1.2%
Pharmaceutical Preparations
15.5%
Prepackaged Software
3.7%
Real Estate
1.7%
Sausages & Other Prepared Meal Products
0.3%
Security Brokers, Dealers, and Flotation Companies
7.2%
Semiconductors and Related Devices
0.9%
State Commercial Banks
0.8%
Surgical and Medical Instruments and Apparatus
5.5%
Trucking (No Local)
1.1%
Money Market Fund
19.5%

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS		88.1%
	Blank Checks	3.3%
204,000	Porch Group, Inc.*			$3,663,840
85,000	Silver Spike Acquisition Corp.—Class A*			2,019,600
				5,683,440
	Business Services	10.8%
512,000	Castlight Health, Inc.—Class B*			870,400
203,275	OptimizeRx Corp.*			10,810,164
43,675	Zillow Group, Inc.—Class C*			7,046,088
				18,726,652
	Calculating and Accounting
	Machines (No Electronic Computers)	2.2%
367,100	USA Technologies, Inc.*			3,799,485
	Catalog & Mail—Order Houses	1.9%
14,000	Alibaba Group Holding Ltd.—ADR*^			3,328,640
	Communications Equipment	1.8%
405,740	Powerfleet, Inc.*			3,193,174
	Computer Integrated Systems Design	2.3%
123,200	Telos Corp.*			4,105,024
	Computer Peripheral Equipment	3.5%
143,726	Identiv, Inc.*			1,601,108
290,911	Immersion Corp.*			2,882,928
24,300	Impinj, Inc.*			1,554,471
				6,038,507
	Computer Programming, Data Processing, Etc.	16.1%
1,500	Alphabet, Inc.—Class C*			3,055,290
11,800	Facebook, Inc.—Class A*			3,039,916
15,000	MongoDB, Inc.—Class A*			5,788,950
316,800	SVMK, Inc.*			5,898,816
17,000	Tencent Holdings Ltd. (HK)(a)			1,478,949
114,317	Twitter, Inc.*			8,809,268
				28,071,189
	Direct Mail Advertising Services	4.2%
325,817	SharpSpring, Inc.*			7,278,752
	Eating Places	0.8%
444,000	Waitr Holdings, Inc.*			1,411,920

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		88.1%
	Educational Services	1.6%
533,750	Zovio, Inc.*			$2,738,137
	Miscellaneous Amusement & Recreation	1.0%
28,000	DraftKings, Inc.—Class A*			1,722,840
	Offices & Clinics of Doctors of Medicine	0.7%
5,199	Teladoc Health, Inc.*			1,149,447
	Patent Owners & Lessors	7.9%
165,496	Digital Turbine, Inc.*			13,665,005
	Personal Services	3.3%
151,200	Yelp, Inc.—Class A*			5,701,752
	Prepackaged Software	13.8%
202,841	Inspired Entertainment, Inc.*			1,673,438
556,100	Qumu Corp.*			4,988,217
34,000	Square, Inc.—Class A*			7,821,020
40,500	Tabula Rasa HealthCare, Inc.*			1,642,275
20,200	Twilio, Inc.—Class A*			7,936,176
				24,061,126
	Real Estate	1.0%
584,681	Leju Holdings Ltd.—ADR*^			1,748,196
	Security Brokers, Dealers, and Flotation Companies	7.3%
820,000	Voyager Digital Ltd.*^			12,628,000
	Semiconductors and Related Devices	0.9%
24,300	CEVA, Inc.*			1,487,889
	State Commercial Banks	3.7%
43,988	First Internet Bancorp			1,440,607
39,725	Silvergate Capital Corp.—Class A*			5,067,321
				6,507,928
	TOTAL COMMON STOCKS (Cost $68,467,119)			153,047,103

The accompanying notes are an integral part of these financial statements.

.JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2021 (Unaudited)

Shares			Value
	MONEY MARKET FUND	12.5%
21,737,629	First American Government Obligations Fund—Class X, 0.03%(b)		$21,737,629
	TOTAL MONEY MARKET FUND (Cost $21,737,629)		21,737,629
	TOTAL INVESTMENTS (Cost $90,204,748)—100.6%		174,784,732
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.6)%		(1,060,543)
	TOTAL NET ASSETS—100.0%		$173,724,189

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 security.
(b)	7-day yield.
ADR	American Depositary Receipt.
(HK)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS		94.0%
	Biological Products, (No Diagnostic Substances)	5.8%
37,000	Aerie Pharmaceuticals, Inc.*			$680,430
3,500	Krystal Biotech, Inc.*			276,115
10,000	Mesoblast Ltd.—ADR*^(a)			96,000
37,000	Precision BioSciences, Inc.*			442,520
				1,495,065
	Blank Checks	3.5%
36,000	Porch Group, Inc.*			646,560
11,000	Silver Spike Acquisition Corp.—Class A*			261,360
				907,920
	Business Services	8.2%
39,800	OptimizeRx Corp.*			2,116,564
	Calculating and Accounting
	Machines (No Electronic Computers)	2.0%
51,200	USA Technologies, Inc.*			529,920
	Chemical and Fertilizer Mineral Mining	0.4%
11,800	Nexa Resources SA^			111,746
	Computer Integrated System Design	2.3%
17,800	Telos Corp.*			593,096
	Computer Peripheral Equipment	2.8%
41,700	Immersion Corp.*			413,247
4,700	Impinj, Inc.*			300,659
				713,906
	Computer Programming, Data Processing, Etc.	3.4%
47,000	SVMK, Inc.*			875,140
	Direct Mail Advertising Services	4.1%
48,000	SharpSpring, Inc.*			1,072,320
	Eating Places	1.1%
1,000	BJ’s Restaurants, Inc.*			55,530
76,000	Waitr Holdings, Inc.*			241,680
				297,210
	Family Clothing Stores	3.6%
30,000	American Eagle Outfitters, Inc.			771,000
4,600	Urban Outfitters, Inc.*			155,940
				926,940

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		94.0%
	Industrial Organic Chemicals	6.0%
70,046	Codexis, Inc.*			$1,548,717
	Medical Laboratories	1.1%
3,617	CareDx, Inc.*			286,032
	Miscellaneous Business Services	0.6%
1,400	NV5 Global, Inc.*			144,564
	Patent Owners & Lessors	7.7%
24,100	Digital Turbine, Inc.*			1,989,937
	Personal Services	3.2%
22,200	Yelp, Inc.—Class A*			837,162
	Pharmaceutical Preparations	16.3%
16,000	Akouos, Inc.*			325,920
10,000	Apellis Pharmaceuticals, Inc.*			481,700
4,800	Arcturus Therapeutics Holdings, Inc.*			252,816
20,634	Esperion Therapeutics, Inc.*			565,165
5,200	Frequency Therapeutics, Inc.*			255,892
48,500	Harrow Health, Inc.*			371,995
22,000	Heron Therapeutics, Inc.*			397,760
13,000	Ideaya Biosciences, Inc.*			247,910
45,500	NeuBase Therapeutics, Inc.*			431,340
44,900	Omeros Corp.*			895,306
				4,225,804
	Prepackaged Software	2.4%
47,792	Inspired Entertainment, Inc.*			394,284
5,400	Tabula Rasa HealthCare, Inc.*			218,970
				613,254
	Real Estate	0.8%
5,870	Rafael Holdings, Inc.—Class B*			210,029
	Security Brokers, Dealers, and Flotation Companies	2.4%
40,000	Voyager Digital Ltd.*^			616,000
	Semiconductors and Related Devices	0.9%
3,700	CEVA, Inc.*			226,551
	State Commercial Banks	3.7%
7,439	Silvergate Capital Corp.—Class A*			948,919

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		94.0%
	Surgical and Medical Instruments and Apparatus	10.7%
130,800	Alphatec Holdings, Inc.*			$2,099,340
36,350	iCAD, Inc.*			672,112
				2,771,452
	Trucking (No Local)	1.0%
29,000	U.S. Xpress Enterprises, Inc.—Class A*			268,250
	TOTAL COMMON STOCKS (Cost $12,496,696)			24,326,498

	MONEY MARKET FUND		6.2%
1,598,946	First American Government Obligations Fund—Class X, 0.03%(b)			1,598,946
	TOTAL MONEY MARKET FUND (Cost $1,598,946)			1,598,946
	TOTAL INVESTMENTS (Cost $14,095,642)—100.2%			25,925,444
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%			(36,617)
	TOTAL NET ASSETS—100.0%			$25,888,827

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 security.
(b)	7-day yield.
ADR	American Depositary Receipt.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS		80.9%
	Advertising Agencies	0.8%
141,541	SRAX, Inc.—Class A*			$516,625
	Amusement & Recreation Services	1.6%
350,000	Super League Gaming, Inc.*			1,095,500
	Apparel and Accessory Stores	1.1%
70,800	Tilly’s, Inc.—Class A*			730,656
	Biological Products (No Diagnostic Substances)	4.0%
34,100	Aerie Pharmaceuticals, Inc.*			627,099
5,500	BrainStorm Cell Therapeutics, Inc.*			22,330
100,000	IMV, Inc.*^			332,000
6,400	Krystal Biotech, Inc.*			504,896
25,400	Mesoblast Ltd.—ADR*^(a)			243,840
82,000	Precision BioSciences, Inc.*			980,720
				2,710,885
	Blank Checks	2.0%
74,500	Porch Group, Inc.*			1,338,020
	Bottled and Canned Soft Drinks and Carbonated Waters	1.0%
650,000	Reed’s, Inc.*			682,500
	Business Services	4.1%
136,000	Castlight Health, Inc.—Class B*			231,200
42,793	OptimizeRx Corp.*			2,275,732
8,000	Score Media and Gaming, Inc.—Class A (CAD)*			218,325
				2,725,257
	Calculating and Accounting
	Machines (No Electronic Computers)	2.2%
141,600	USA Technologies, Inc.*			1,465,560
	Communications Equipment	1.9%
159,599	Powerfleet, Inc.*			1,256,044
	Computer & Office Equipment	0.4%
12,000	IntriCon Corp.*			275,520
	Computer Communications Equipment	0.7%
93,879	Lantronix, Inc.*			439,354

The accompanying notes are an integral part of these financial statements.

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		80.9%
	Computer Peripheral Equipment	3.7%
106,000	Identiv, Inc.*			$1,180,840
81,174	Immersion Corp.*			804,434
8,200	Impinj, Inc.*			524,554
				2,509,828
	Computer Processing & Data Preparation	1.0%
108,958	Park City Group, Inc.*			662,465
	Computer Programming Services	1.1%
120,000	Scout Gaming Group AB—(SEK)*(a)			764,763
	Direct Mail Advertising Servicess	3.4%
103,415	SharpSpring, Inc.*			2,310,291
	Eating Places	1.0%
2,000	BJ’s Restaurants, Inc.*			111,060
165,000	Waitr Holdings, Inc.*			524,700
				635,760
	Educational Services	1.5%
201,250	Zovio, Inc.*			1,032,413
	Games, Toys & Children’s Vehicles (No Dolls & Bicycles)	1.1%
800,000	BIGG Digital Assets, Inc.*^			736,000
	Gold and Silver Ores	0.8%
540,000	Solitario Zinc Corp.*			504,954
	Help Supply Services	1.7%
76,890	Hudson Global, Inc.*			1,137,203
	Industrial Organic Chemicals	2.9%
87,006	Codexis, Inc.*			1,923,703
	Medical	1.9%
92,402	Celcuity, Inc.*			1,312,108
	Medicinal Chemicals and Botanical Products	0.9%
42,000	ChromaDex Corp.*			585,060
	Metal Mining	0.7%
300,000	Western Copper & Gold Corp.*^			465,000
	Mining & Quarrying of Nonmetallic Mineral (No Fuels)	0.5%
480,000	Azimut Exploration, Inc.*^			360,000
	Miscellaneous Metal Ores	1.0%
200,000	Thunderbird Entertainment Group, Inc.*^			654,640

The accompanying notes are an integral part of these financial statements.

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		80.9%
	Patent Owners & Lessors	1.2%
10,000	Digital Turbine, Inc.*			$825,700
	Pharmaceutical Preparations	15.5%
40,000	Akouos, Inc.*			814,800
240,000	Arbutus Biopharma Corp.*^			900,000
10,200	Arcturus Therapeutics Holdings, Inc.*			537,234
450,000	Athersys, Inc.*			918,000
170,000	DiaMedica Therapeutics, Inc.*			1,558,900
35,800	Esperion Therapeutics, Inc.*			980,562
100,889	Harrow Health, Inc.*			773,819
21,000	Ideaya Biosciences, Inc.*			400,470
82,000	NeuBase Therapeutics, Inc.*			777,360
104,900	Omeros Corp.*			2,091,706
45,000	Tela Bio, Inc.*			691,650
				10,444,501
	Prepackaged Software	3.7%
90,596	Inspired Entertainment, Inc.*			747,417
191,700	Qumu Corp.*			1,719,549
				2,466,966
	Real Estate	1.7%
220,869	Leju Holdings Ltd.—ADR*^			660,398
13,630	Rafael Holdings, Inc.—Class B*			487,681
				1,148,079
	Sausages & Other Prepared Meal Products	0.3%
91,600	MamaMancini’s Holdings, Inc.*			186,406
	Security Brokers, Dealers, and Flotation Companies	7.2%
315,000	Voyager Digital Ltd.*^			4,851,000
	Semiconductors and Related Devices	0.9%
9,440	CEVA, Inc.*			578,011
	State Commercial Banks	0.8%
16,015	First Internet Bancorp			524,491
	Surgical and Medical Instruments and Apparatus	5.5%
104,500	Alphatec Holdings, Inc.*			1,677,225
76,000	CytoSorbents Corp.*			715,920
71,910	iCAD, Inc.*			1,329,616
				3,722,761

The accompanying notes are an integral part of these financial statements.

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2021 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		80.9%
	Trucking (No Local)	1.1%
83,000	U.S. Xpress Enterprises, Inc.—Class A*			$767,750
	TOTAL COMMON STOCKS (Cost $33,937,610)			54,345,774

	MONEY MARKET FUND		19.6%
13,178,065	First American Government Obligations Fund—Class X, 0.03%(b)			13,178,065
	TOTAL MONEY MARKET FUND (Cost $13,178,066)			13,178,065
	TOTAL INVESTMENTS (Cost $47,115,676)—100.5%			67,523,839
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.5)%			(363,960)
	TOTAL NET ASSETS—100.0%			$67,159,879

^	U.S. Dollar-denominated foreign security.
*	Non Income Producing.
(a)	Level 2 security.
(b)	7-day yield.
ADR	American Depositary Receipt.
(CAD)	Security denominated in Canadian dollars. Value translated into U.S. Dollars.
(SEK)	Security denominated in Sweden dollars. Value translated into U.S. Dollars.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

		Jacob
	Jacob	Small Cap	Jacob
	Internet Fund	Growth Fund	Discovery Fund
Assets:
Investments, at value (cost $90,204,748, $14,095,642
and $47,115,676, respectively)	$174,784,732	$25,925,444	$67,523,839
Receivable for capital shares sold	2,097,116	85,404	992,028
Receivable for investments sold	472,317	—	298,177
Dividend and interest receivable	299	21	263
Prepaid expenses and other assets	18,930	25,595	31,913
Total Assets	177,373,394	26,036,464	68,846,220

Liabilities:
Payable for securities purchased	2,791,486	—	1,504,242
Payable for capital shares repurchased	552,866	82,322	79,243
Payable for investment adviser fees	153,117	15,929	44,789
Payable for distribution and shareholder
servicing expenses – Investor Class (see Note 7)	42,743	1,780	6,406
Accrued accounting fees	7,427	5,676	5,971
Accrued administration fees	22,452	8,973	12,306
Accrued audit fees	7,935	7,935	7,935
Accrued directors fees	17,343	3,616	5,782
Accrued legal fees	12,359	4,586	1,543
Accrued transfer agent fees	25,345	10,656	12,038
Accrued expenses and other liabilities	16,132	6,164	6,086
Total Liabilities	3,649,205	147,637	1,686,341
Net Assets	$173,724,189	$25,888,827	$67,159,879

Net Assets Consist Of:
Capital Stock	$83,220,041	$11,497,956	$43,975,403
Total distributable earnings	90,504,148	14,390,871	23,184,476
Total Net Assets	$173,724,189	$25,888,827	$67,159,879

Institutional Class(1)
Net Assets	$—	$15,254,153	$26,516,457
Shares outstanding(3)	—	331,296	572,905
Net asset value, redemption price and offering price per share(2)	$—	$46.04	$46.28

Investor Class
Net Assets	$173,724,189	$10,634,674	$40,643,422
Shares outstanding(3)	15,241,290	237,159	969,817
Net asset value, redemption price and offering price per share(2)	$11.40	$44.84	$41.91
_______________

(1)	The Internet Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.
(3)	20 billion shares of $0.001 par value authorized for the Trust.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2021 (Unaudited)

		Jacob
	Jacob	Small Cap	Jacob
	Internet Fund	Growth Fund	Discovery Fund
Investment Income:
Dividend income	$55,716	$2,184	$—
Interest income	694	105	696
Total Investment Income	56,410	2,289	696

Expenses:
Investment advisor fees	596,216	78,533	164,879
Foreign issuance fees	—	—	3,242 (1)
Distribution and shareholder servicing expenses – Investor Class (See Note 7)	119,243	8,434	15,800
Administration fees	57,569	28,835	34,315
Fund accounting fees	18,277	17,263	17,719
Transfer agent fees	71,882	33,212	36,548
Custody fees	6,378	4,087	4,519
Federal and state registration	11,640	16,442	15,822
Insurance expense	4,934	1,584	1,502
Audit fees	7,935	7,935	7,935
Legal fees	35,077	7,801	9,774
Printing and mailing of reports to shareholders	9,178	3,032	3,932
Directors’ fees	32,377	6,298	10,537
Miscellaneous expenses	1,298	1,787	1,783
Total Expenses	972,004	215,243	328,307
Expense Waiver (See Note 6)	—	(17,434)	(24,199)
Net Expenses	972,004	197,809	304,108
Net Investment Loss	(915,594)	(195,520)	(303,412)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	12,422,373	4,653,653	4,891,615
Change in net unrealized appreciation on investments	47,927,511	5,900,509	13,407,776
Net realized and unrealized gain on investments	60,349,884	10,554,162	18,299,391
Net Increase in Net Assets Resulting from Operations	$59,434,290	$10,358,642	$17,995,979
_______________
(1)	Net of $532 in dividend income.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
Operations:
Net investment loss	$(915,594)	$(1,177,368)
Net realized gain on investment transactions	12,422,373	10,659,342
Change in net unrealized appreciation/depreciation on investments	47,927,511	14,966,965
Net increase in net assets resulting from operations	59,434,290	24,448,939

Distributions to Shareholders:
Net dividends and distributions to shareholders	(11,729,504)	(5,360,215)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	63,030,254	3,876,627
Proceeds from reinvestment of distribution	11,281,774	5,136,769
Cost of shares redeemed	(17,454,837)	(8,744,480)
Redemption fees	36,712	2,321
Net increase in net assets resulting from capital share transactions	56,893,903	271,237

Net Increase in Net Assets	104,598,689	19,359,961
Net Assets:
Beginning of period/year	69,125,500	49,765,539
End of period/year	$173,724,189	$69,125,500

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
Operations:
Net investment loss	$(195,520)	$(274,876)
Net realized gain on investment transactions	4,653,653	1,648,331
Change in net unrealized appreciation/depreciation on investments	5,900,509	3,087,624
Net increase in net assets resulting from operations	10,358,642	4,461,079

Distributions to Shareholders:
Net dividends and distributions to shareholders	(2,255,468)	(421,908)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	3,719,275	302,242
Proceeds from reinvestment of distribution	2,180,879	409,749
Cost of shares redeemed	(5,956,394)	(2,279,216)
Redemption fees	6,291	193
Net decrease in net assets resulting from capital share transactions	(49,949)	(1,567,032)

Net Increase in Net Assets	8,053,225	2,472,139
Net Assets:
Beginning of period/year	17,835,602	15,363,463
End of period/year	$25,888,827	$17,835,602

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
Operations:
Net investment loss	$(303,412)	$(262,130)
Net realized gain on investment transactions	4,891,615	867,835
Change in net unrealized appreciation/depreciation on investments	13,407,776	4,509,065
Net increase in net assets resulting from operations	17,995,979	5,114,770

Distributions to Shareholders:
Net dividends and distributions to shareholders	(1,783,333)	—

Capital Share Transactions: (Note 3)
Proceeds from shares sold	35,999,252	6,809,883
Proceeds from reinvestment of distribution	1,754,688	—
Cost of shares redeemed	(7,741,255)	(5,099,142)
Redemption fees	11,893	3,136
Net increase in net assets resulting from capital share transactions	30,024,578	1,713,877

Net Increase in Net Assets	46,237,224	6,828,647
Net Assets:
Beginning of period/year	20,922,655	14,094,008
End of period/year	$67,159,879	$20,922,655

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2021		2020		2019		2018		2017		2016
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$7.18		$5.22		$5.40		$4.76		$4.39		$3.96

Income from investment operations:
Net investment loss	(0.08	)(4)	(0.12	)(4)	(0.10	)(4)	(0.11	)(4)	(0.10	)(4)	(0.10	)(1)
Net realized and unrealized gain
on investment transactions	5.49		2.65		0.29		1.31		0.67		1.02
Total from investment operations	5.41		2.53		0.19		1.20		0.57		0.92
Less distributions from net realized gains	(1.19)		(0.57)		(0.37)		(0.56)		(0.20)		(0.49)
Paid in capital from redemption fees(2)(5)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period/year	$11.40		$7.18		$5.22		$5.40		$4.76		$4.39
Total return	83.75	%(6)	55.45%		4.61%		28.12%		13.65%		25.31%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$173,724		$69,126		$49,766		$51,240		$43,606		$43,518
Ratio of operating expenses
to average net assets(3)	2.04	%(7)	2.50%		2.32%		2.42%		2.38%		2.60%
Ratio of net investment loss
to average net assets(3)	(1.92	)%(7)	(2.42)%		(2.08)%		(2.16)%		(2.15)%		(2.47)%
Portfolio turnover rate	25	%(6)	52%		50%		46%		46%		43%
_______________
(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)
For the period September 1, 2011 through January 2, 2022, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(5)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(6)	Not annualized
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2021		2020	2019	2018	2017		2016(1)
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$30.80		$23.91	$28.81	$18.52	$16.82		$18.95

Income (loss) from investment operations:
Net investment loss(2)	(0.35)		(0.42)	(0.39)	(0.34)	(0.27)		(0.29)
Net realized and unrealized gain (loss)
on investment transactions	20.60		7.98	(4.26)	10.63	1.97		(1.73)
Total from investment operations	20.25		7.56	(4.65)	10.29	1.70		(2.02)
Less distributions from net realized gains	(5.02)		(0.67)	(0.25)	—	—		—
Less distributions from return of capital	—		—	—	—	—		(0.11)
Total distributions	(5.02)		(0.67)	(0.25)	—	—		(0.11)
Paid in capital from redemption fees(7)	0.01		0.00 (6)	—	0.00 (6)	—		—
Net asset value, end of period/year	$46.04		$30.80	$23.91	$28.81	$18.52		$16.82
Total return	71.42	%(8)	32.23%	-16.17%	55.56%	10.11	%(3)	-10.64	%(3)

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$15,254		$12,799	$10,825	$14,621	$10,480		$12,012
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.12	%(9)	2.56%	2.22%	2.46%	2.59%		2.94%
Ratio of net operating expenses
(after waiver) to average net assets(4)	1.92	%(9)	1.95%	1.95%	1.95%	1.95%		2.04%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.10	)%(9)	(2.32)%	(1.81)%	(2.04)%	(2.19)%		(2.80)%
Ratio of net investment loss
(after waiver) to average net assets(4)	(1.90	)%(9)	(1.71)%	(1.54)%	(1.53)%	(1.55)%		(1.90)%
Portfolio turnover rate(5)	41	%(8)	89%	88%	81%	60%		58%
_______________
(1)	On August 29, 2016, Investor Class shares of the Jacob Wisdom Fund series of Jacob Funds Inc. were reorganized into Institutional Class Shares of the Small Cap Growth Fund. See Note 8.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(3)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2022, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(6)	Less than $0.01 per share.
(7)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(8)	Not annualized
(9)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2021		2020	2019	2018	2017		2016
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$30.14		$23.48	$28.36	$18.28	$16.66		$18.81

Income (loss) from investment operations:
Net investment loss(1)	(0.40)		(0.49)	(0.46)	(0.40)	(0.32)		(0.34)
Net realized and unrealized gain (loss)
on investment transactions	20.11		7.82	(4.19)	10.48	1.94		(1.71)
Total from investment operations	19.71		7.33	(4.65)	10.08	1.62		(2.05)
Less distributions from net realized gains	(5.02)		(0.67)	(0.25)	—	—		—
Less distributions from return of capital	—		—	—	—	—		(0.10)
Total distributions	(5.02)		(0.67)	(0.25)	—	—		(0.10)
Paid in capital from redemption fees(6)	0.01		0.00 (2)	0.02	0.00 (2)	0.00	(2)	0.00	(2)
Net asset value, end of period/year	$44.84		$30.14	$23.48	$28.36	$18.28		$16.66
Total return	71.14	%(7)	31.83%	-16.35%	55.14%	9.72	%(3)	-10.90	%(3)

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$10,635		$5,037	$4,538	$6,415	$4,326		$4,988
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.34	%(8)	2.81%	2.47%	2.71%	2.84%		3.23%
Ratio of net operating expenses
(after waiver) to average net assets(4)	2.20	%(8)	2.25%	2.25%	2.25%	2.25%		2.33%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.31	)%(8)	(2.57)%	(2.05)%	(2.29)%	(2.44)%		(3.10)%
Ratio of net investment loss
(after waiver) to average net assets(4)	(2.17	)%(8)	(2.01)%	(1.83)%	(1.83)%	(1.85)%		(2.20)%
Portfolio turnover rate(5)	41	%(7)	89%	88%	81%	60%		58%
_______________
(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Amount is less than $0.01.
(3)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2022, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%,  excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(6)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(7)	Not annualized
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB DISCOVERY FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2021		2020		2019		2018		2017		2016
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$27.00		$19.26		$18.50		$11.32		$12.11		$16.86

Income (loss) from investment operations:
Net investment loss(1)	(0.33)		(0.35)		(0.29)		(0.29)		(0.28)		(0.31)
Net realized and unrealized gain (loss)
on investment transactions	21.84		8.09		1.05		7.47		(0.51)		(1.15)
Total from investment operations	21.51		7.74		0.76		7.18		(0.79)		(1.46)
Less distributions from net realized gains	(2.24)		—		—		—		—		(3.29)
Paid in capital from redemption fees(6)	0.01		0.00	(5)	—		—		—		—
Net asset value, end of period/year	$46.28		$27.00		$19.26		$18.50		$11.32		$12.11
Total return	83.53	%(7)	40.19%		4.11%		63.43%		-6.52%		-7.79%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$26,517		$13,249		$9,840		$9,098		$5,870		$6,782
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.13	%(8)	2.90%		2.90%		3.50%		3.86%		3.81%
Ratio of net operating expenses
(after waiver) to average net assets	1.93	%(2)(8)	2.00	%(2)	2.00	%(2)	2.40	%(2)	2.66	%(2)(3)	2.61	%(3)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.12	)%(8)	(2.60)%		(2.52)%		(3.15)%		(3.65)%		(3.74)%
Ratio of net investment loss
(after waiver) to average net assets	(1.92	)%(2)(8)	(1.70	)%(2)	1.62	%(2)	(2.05	)%(2)	(2.45	)%(2)(3)	(2.54	)%(3)
Portfolio turnover rate(4)	31	%(7)	83%		73%		63%		48%		43%
_______________
(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2022, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(5)	Less than $0.01 per share.
(6)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(7)	Not annualized
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB DISCOVERY FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2021		2020		2019		2018		2017		2016
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$24.65		$17.62		$16.96		$10.40		$11.16		$15.87

Income (loss) from investment operations:
Net investment gain/(loss)(1)	0.36		(0.38)		(0.32)		(0.30)		(0.28)		(0.32)
Net realized and unrealized gain (loss)
on investment transactions	19.13		7.41		0.96		6.86		(0.48)		(1.10)
Total from investment operations	19.49		7.03		0.64		6.56		(0.76)		(1.42)
Less distributions from net realized gains	(2.24)		—		—		—		—		(3.29)
Paid in capital from redemption fees(6)	0.01		0.00	(5)	0.02		0.00	(5)	—		0.00	(5)
Net asset value, end of period/year	$41.91		$24.65		$17.62		$16.96		$10.40		$11.16
Total return	83.29	%(7)	39.90%		3.89%		63.08%		-6.81%		-8.06%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$40,643		$7,674		$4,254		$2,854		$1,514		$2,037
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.28	%(8)	3.15%		3.15%		3.74%		4.11%		4.16%
Ratio of net operating expenses
(after waiver) to average net assets	2.17	%(2)(8)	2.30	%(2)	2.30	%(2)	2.64	%(2)	2.91	%(2)(3)	2.96	%(3)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.27	)%(8)	(2.83)%		(2.77)%		(3.41)%		(3.90)%		(4.09)%
Ratio of net investment loss
(after waiver) to average net assets	(2.16	)%(2)(8)	(1.98	)%(2)	(1.92	)%(2)	(2.31	)%(2)	(2.70	)%(2)(3)	(2.89	)%(3)
Portfolio turnover rate(4)	31	%(7)	83%		73%		63%		48%		43%
_______________
(1)	Net investment gain/(loss) per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2022, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(5)	Less than $0.01 per share.
(6)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(7)	Not annualized
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Discovery Fund (the “Discovery Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of each of the Small Cap Growth Fund and Discovery Fund is long-term growth of capital.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016.  Effective December 31, 2020, the name of the Jacob Micro Cap Growth Fund was changed to the Jacob Discovery Fund. The Discovery Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Discovery Fund is the successor fund to the Predecessor Micro Cap Growth Fund).

The Internet Fund currently offers Investor Class shares. The Small Cap Growth Fund and Discovery Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2021:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$24,061,126	$—		$—	$24,061,126
Computer Programming, Data Processing, Etc.	26,592,240	1,478,949	(a)	—	28,071,189
Business Services	18,726,652	—		—	18,726,652
Patent Owners & Lessors	13,665,005	—		—	13,665,005
Security Brokers, Dealers,
and Flotation Companies	12,628,000	—		—	12,628,000
Direct Mail Advertising Services	7,278,752	—		—	7,278,752
State Commercial Banks	6,507,928	—		—	6,507,928
Computer Peripheral Equipment	6,038,507	—		—	6,038,507
Personal Services	5,701,752	—		—	5,701,752
Blank Checks	5,683,440	—		—	5,683,440
Computer Integrated Systems Design	4,105,024	—		—	4,105,024
Calculating and Accounting Machines
(No Electronic Computers)	3,799,485	—		—	3,799,485
Catalog & Mail – Order Houses	3,328,640	—		—	3,328,640
Communications Equipment	3,193,174	—		—	3,193,174
Educational Services	2,738,137	—		—	2,738,137
Real Estate	1,748,196	—		—	1,748,196
Miscellaneous Amusement & Recreation	1,722,840	—		—	1,722,840
Semiconductors and Related Devices	1,487,889	—		—	1,487,889
Eating Places	1,411,920	—		—	1,411,920
Offices & Clinics of Doctors of Medicine	1,149,447	—		—	1,149,447
Total Common Stocks	151,568,154	1,478,949		—	153,047,103
Short Term Investment
Money Market Fund	21,737,629	—		—	21,737,629
Total Investments in Securities	$173,305,783	$1,478,949		$—	$174,784,732

(a) Certain non-U.S. dollar denominated securities use systematic fair valuation.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$4,225,804	$—	$—	$4,225,804
Surgical and Medical Instruments and Apparatus	2,771,452	—	—	2,771,452
Business Services	2,116,564	—	—	2,116,564
Patent Owners & Lessors	1,989,937	—	—	1,989,937
Industrial Organic Chemicals	1,548,717	—	—	1,548,717
Biological Products, (No Diagnostic Substances)	1,399,065	96,000	—	1,495,065
Direct Mail Advertising Services	1,072,320	—	—	1,072,320
State Commercial Banks	948,919	—	—	948,919
Family Clothing Stores	926,940	—	—	926,940
Blank Checks	907,920	—	—	907,920
Computer Programming, Data Processing, Etc.	875,140	—	—	875,140
Personal Services	837,162	—	—	837,162
Computer Peripheral Equipment	713,906	—	—	713,906
Security Brokers, Dealers,
and Flotation Companies	616,000	—	—	616,000
Prepackaged Software	613,254	—	—	613,254
Computer Integrated System Design	593,096	—	—	593,096
Calculating and Accounting Machines
(No Electronic Computers)	529,920	—	—	529,920
Eating Places	297,210	—	—	297,210
Medical Laboratories	286,032	—	—	286,032
Trucking (No Local)	268,250	—	—	268,250
Semiconductors and Related Devices	226,551	—	—	226,551
Real Estate	210,029	—	—	210,029
Miscellaneous Business Services	144,564	—	—	144,564
Chemical and Fertilizer Mineral Mining	111,746	—	—	111,746
Total Common Stocks	24,230,498	96,000	—	24,326,498
Short Term Investment
Money Market Fund	1,598,946	—	—	1,598,946
Total Investments in Securities	$25,829,444	$96,000	$—	$25,925,444

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

The following is a summary of the inputs used to value the Discovery Fund’s investments as of February 28, 2021:

	Level 1	Level 2		Level 3	Total
Common Stocks
Pharmaceutical Preparations	$10,444,501	$—		$—	$10,444,501
Security Brokers, Dealers, and Flotation Companies	4,851,000	—		—	4,851,000
Surgical and Medical Instruments and Apparatus	3,722,761	—		—	3,722,761
Business Services	2,725,257	—		—	2,725,257
Biological Products (No Diagnostic Substances)	2,467,045	243,840		—	2,710,885
Computer Peripheral Equipment	2,509,828	—		—	2,509,828
Prepackaged Software	2,466,966	—		—	2,466,966
Direct Mail Advertising Services	2,310,291	—		—	2,310,291
Industrial Organic Chemicals	1,923,703	—		—	1,923,703
Calculating and Accounting Machines
(No Electronic Computers)	1,465,560	—		—	1,465,560
Blank Checks	1,338,020	—		—	1,338,020
Medical	1,312,108	—		—	1,312,108
Communications Equipment	1,256,044	—		—	1,256,044
Real Estate	1,148,079	—		—	1,148,079
Help Supply Services	1,137,203	—		—	1,137,203
Amusement & Recreation Services	1,095,500	—		—	1,095,500
Educational Services	1,032,413	—		—	1,032,413
Patent Owners and Lessors	825,700	—		—	825,700
Trucking (No Local)	767,750	—		—	767,750
Computer Programming Services	—	764,763	(a)	—	764,763
Games, Toys & Children’s Vehicles
(No Dolls & Bicycles)	736,000	—		—	736,000
Apparel and Accessory Stores	730,656	—		—	730,656
Bottled & Canned Soft Drinks & Carbonated Waters	682,500	—		—	682,500
Computer Processing & Data Preparation	662,465	—		—	662,465
Miscellaneous Metal Ores	654,640	—		—	654,640
Eating Places	635,760	—		—	635,760
Medicinal Chemicals and Botanical Products	585,060	—		—	585,060
Semiconductors and Related Devices	578,011	—		—	578,011
State Commercial Banks	524,491	—		—	524,491
Advertising Agencies	516,625	—		—	516,625
Gold and Silver Ores	504,954	—		—	504,954
Metal Mining	465,000	—		—	465,000
Computer Communications Equipment	439,354	—		—	439,354
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	360,000	—		—	360,000
Computer & Office Equipment	275,520	—		—	275,520
Sausages & Other Prepared Meal Products	186,406	—		—	186,406
Total Common Stocks	53,337,171	1,008,603		—	54,345,774
Short Term Investment
Money Market Fund	13,178,065	—		—	13,178,065
Total Investments in Securities	$66,515,236	$1,008,603		$—	$67,523,839

(a) Certain non-U.S. dollar denominated securities use systematic fair valuation.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses, other than those which are class specific, are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2020. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2020. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2020, open federal tax years include the tax years ended August 31, 2017 through August 31, 2019.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

(j) COVID-19 Pandemic. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 28, 2021, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended		Year Ended
	February 28, 2021		August 31, 2020
	Shares	Amount	Shares	Amount
Sales	5,921,672	$63,030,254	683,132	$3,876,627
Reinvestments	1,488,361	11,281,774	1,167,448	5,136,769
Redemptions	(1,798,925)	(17,454,837)	(1,761,162)	(8,744,480)
Redemption fees	—	36,712	—	2,321
Net increase	5,611,108	$56,893,903	89,418	$271,237

Shares Outstanding:
Beginning of period/year	9,630,182		9,540,764
End of period/year	15,241,290		9,630,182

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Six Months Ended		Year Ended
	February 28, 2021		August 31, 2020
	Shares	Amount	Shares	Amount
Sales	17,396	$782,242	6,265	$175,446
Reinvestments	40,082	1,374,424	11,457	290,207
Redemptions	(141,706)	(5,060,816)	(54,907)	(1,399,688)
Redemption fees	—	4,129	—	137
Net decrease	(84,228)	$(2,900,021)	(37,185)	$(933,898)

Shares Outstanding:
Beginning of period/year	415,524		452,709
End of period/year	331,296		415,524

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

Investor Class
	Six Months Ended		Year Ended
	February 28, 2021		August 31, 2020
	Shares	Amount	Shares	Amount
Sales	67,600	$2,937,033	5,727	$126,796
Reinvestments	24,131	806,455	4,813	119,542
Redemptions	(21,691)	(895,578)	(36,696)	(879,528)
Redemption fees	—	2,162	—	56
Net increase (decrease)	70,040	$2,850,072	(26,156)	$(633,134)
Shares Outstanding:
Beginning of period/year	167,119		193,275
End of period/year	237,159		167,119
Total decrease for the Fund		$(49,949)		$(1,567,032)

Transactions in shares of the Discovery Fund were as follows:

Institutional Class
	Six Months Ended		Year Ended
	February 28, 2021		August 31, 2020
	Shares	Amount	Shares	Amount
Sales	111,592	$4,535,392	54,883	$1,155,451
Reinvestments	34,419	1,093,502	—	—
Redemptions	(63,752)	(2,394,408)	(75,033)	(1,622,097)
Redemption fees	—	6,878	—	2,262
Net increase (decrease)	82,259	$3,241,364	(20,150)	$(464,384)

Shares Outstanding:
Beginning of period/year	490,646		510,796
End of period/year	572,905		490,646

Investor Class
	Six Months Ended		Year Ended
	February 28, 2021		August 31, 2020
	Shares	Amount	Shares	Amount
Sales	826,534	$31,463,860	259,142	$5,654,432
Reinvestments	22,974	661,186	—	—
Redemptions	(191,058)	(5,346,847)	(189,158)	(3,477,045)
Redemption fees	—	5,015	—	874
Net increase	658,450	$26,783,214	69,984	$2,178,261

Shares Outstanding:
Beginning of period/year	311,367		241,383
End of period/year	969,817		311,367
Total increase for the Fund		$30,024,578		$1,713,877

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

A 2% redemption fee is assessed on any shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at February 28, 2021:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Internet Fund	2
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	3
Discovery Fund Institutional Class	3
Discovery Fund Investor Class	3

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 28, 2021, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$46,676,441	$22,967,398
Small Cap Growth Fund	7,673,864	11,688,162
Discovery Fund	25,691,206	8,450,780

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 28, 2021.

NOTE 5—TAX INFORMATION

At August 31, 2020, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Discovery
	Fund	Growth Fund	Fund
Cost of Investments	$33,963,110	$12,602,663	$14,575,091
Gross unrealized appreciation	36,658,572	6,432,536	7,280,166
Gross unrealized depreciation	(1,420,487)	(1,153,832)	(937,304)
Net unrealized appreciation	$35,238,085	$5,278,704	$6,342,862
Undistributed ordinary income	—	486,107	305,141
Undistributed long-term capital gains	8,116,604	522,886	323,827
Total distributable earnings	$8,116,604	$1,008,993	$628,968
Other accumulated losses	$(555,327)	$—	$—
Total accumulated earnings	$42,799,362	$6,287,697	$6,971,830

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and Passive Foreign Investment Companies (“PFICs”).  During the year ended August 31, 2020, the Discovery Fund utilized capital loss carryforwards of $354,247.

For the fiscal year ended August 31, 2020, the following funds deferred late year losses in the following amounts:

Internet	Small Cap	Discovery
Fund	Growth Fund	Fund
$555,327	$ —	$ —

The Internet Fund paid $11,729,504 out of long-term capital gains during the six months ended February 28, 2021 and paid $5,360,215 out of long-term capital gains for the fiscal year ended August 31, 2020.  The Small Cap Growth Fund paid $608,105 out of the long-term capital gains and $1,647,363 out of short-term capital gains (ordinary income) for the six months ended February 28, 2021 and paid $250,924 out of long-term capital gains and $170,984 out of short-term capital gains (ordinary income) for the fiscal year ended August 31, 2020.  The Discovery Fund paid $1,433,955 out of the long-term capital gains and $349,378 out of short-term capital gains (ordinary income) for the six months ended February 28, 2021 and made no distributions during the fiscal year ended August 31, 2020.

Reclassification Adjustments:  Capital stock and distributable earnings (consisting of accumulated net investment income (loss) and accumulated net realized gain (loss)) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of net operating losses, foreign currency gains and losses, equalization, REIT reclassifications, and short-term gains treated as ordinary income for tax purposes. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at August 31, 2020 reclassifications were recorded as follows:

	Internet	Small Cap	Discovery
	Fund	Growth Fund	Fund
Distributable Earnings	$749,500	$117,857	$138,305
Capital Stock	(749,500)	(117,857)	(138,305)

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 1.00% of annual average net assets over $250 million; 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 1.10% of the Discovery Fund’s average daily net assets up to $250 million and 0.90% of annual average daily net assets over $250 million.

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through at least January 2, 2022. The Adviser has the ability to recoup amounts waived for a

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2021, the Adviser did not waive any fees with respect to the Internet Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through at least January 2, 2022.  The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2021, fees of $17,434 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Discovery Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through December 28, 2016.  Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’ average daily net assets through at least January 2, 2022.  The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2021, fees of $24,199 were waived by the Adviser with respect to the Discovery Fund.

Following is a schedule of when fees may be recouped:

Small Cap	Discovery
Growth Fund	Fund	Expiration
$35,757	$52,206	August 31, 2021
45,887	109,011	August 31, 2022
90,687	130,104	August 31, 2023
17,434	24,199	August 31, 2024
$189,765	$315,520

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and an indirect wholly owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser.  Effective September 1, 2016 through at least January 2, 2022, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $119,243 in expenses pursuant to the Internet Fund Plan for the six months ended February 28, 2021.

The Corporation, on behalf of the Small Cap Growth Fund and Discovery Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Discovery Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds on an annual basis.  Effective September 1, 2016 through at least January 2, 2022, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $8,434 and the Discovery Fund incurred $15,800 in expenses pursuant to the Plan for the six months ended February 28, 2021.

NOTE 8—INDUSTRY CONCENTRATION RISK

Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2021 (Unaudited)

Science and Technology Risk:  The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Discovery Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

NOTE 9—SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events after February 28, 2021 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended February 28, 2021 for the Internet Fund, Small Cap Growth Fund and Discovery Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2020–2/28/2021) for the Internet Fund, Small Cap Growth Fund and Discovery Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/20	Value 2/28/21	9/1/20–2/28/21*
Actual	$1,000.00	$1,837.50	$14.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.69	$10.18
_______________
*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.04% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/20	Value 2/28/21	9/1/20–2/28/21*
Actual	$1,000.00	$1,714.20	$12.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.28	$ 9.59
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.92% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/20	Value 2/28/21	9/1/20–2/28/21*
Actual	$1,000.00	$1,711.40	$14.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.89	$10.98
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.20% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Discovery Fund – Institutional Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/20	Value 2/28/21	9/1/20–2/28/21*
Actual	$1,000.00	$1,835.30	$13.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.24	$ 9.63
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.93% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Discovery Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/20	Value 2/28/21	9/1/20–2/28/21*
Actual	$1,000.00	$1,832.90	$15.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.04	$10.83
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.17% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Approval of the Investment Advisory Agreements

During the fiscal quarter ended November 30, 2020, the Board of Directors (the “Board”), including all of the Independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc. (the “Company”), on behalf of the Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”) and Jacob Discovery Fund (formerly, the Jacob Micro Cap Growth Fund) (the “Discovery Fund” and, together with the Internet Fund and the Small Cap Fund, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) (collectively, the “Investment Advisory Agreements”) for an additional year. The Board also considered the continuation of the Fee Waiver Agreements between the Adviser and the Company, on behalf of the Internet Fund, Small Cap Fund and Discovery Fund (collectively, the “Fee Waiver Agreements”), which the Adviser offered to continue for an additional year. While the Investment Advisory Agreements for all of the Funds were considered at the same Board meeting, the Board dealt with each Fund separately.

In reaching its decision to renew the Investment Advisory Agreements, the Board took into account a combination of factors, such as the nature, extent and quality of the services to be provided by the Adviser; each Fund’s performance; each Fund’s fees and expenses; the costs of the services to be provided and the profits realized by the Adviser; and the extent to which there are economies of scale in the provision of advisory services and whether the Adviser may realize additional economies of scale in the future, specifically the Advisor’s continued monitoring of the appropriateness of existing fee breakpoints in the advisory fees. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.

The materials provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included, among other things: (i) a description of the Adviser’s business, operations and qualifications; (ii) a description of personnel, including responsibilities, changes since the last renewal of the Investment Advisory Agreements (the “last renewal”) and compensation policies; (iii) a description of the advisory services provided to the Funds, including a discussion of how investment decisions are made and executed; (iv) a description of any services other than investment advice provided to the Funds by the Adviser; (v) a copy of the Adviser’s most recent Form ADV; (vi) a balance sheet and profit and loss statement for the Adviser; (vii) a description of the advisory fees and a peer group comparison along with a discussion of the appropriateness of the fees; (viii) a description of any issues or recommendations with respect to the Company’s compliance program since the last renewal; (ix) a description of the Company’s expenses, including expense ratios and comparative expense ratios, costs incurred by the Adviser and brokerage expenses; (x) a description of errors and omission insurance coverage that is currently in place; (xi) a copy of the Investment Advisory Agreements with the Adviser, which, among other things, described the services provided to the Funds and the compensation to be paid for such services; (xii) a copy of the Fee Waiver Agreements with the Adviser; (xiii) Morningstar comparative industry peer group and peer fund data for the Funds’ performance for various periods ended August 31, 2020; and (xiv) Morningstar comparative industry peer group data regarding the investment advisory fees and total expense ratios of the Funds along with other industry peer group comparisons of fund expenses and expense reimbursements for the period ended August 31, 2020.

The Board discussed the nature, extent and quality of services provided by the Adviser to each Fund, including the Adviser’s resources comparative to other advisory firms and developments since the last renewal. They concluded that the experienced portfolio management and research team dedicated to the continued management of the Funds were sufficient and beneficial to the Funds and that the services provided were consistent with the terms of the Investment Advisory Agreements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year, attention in assessing performance was given to the comparative data furnished in connection with the renewal of the Investment Advisory Agreements. In particular, the Board noted the performance of each Fund relative to its Morningstar peer group and benchmark indices over various periods ended August 31, 2020.

With respect to the Internet Fund, the Board considered that the Fund’s performance results were above the median and average performance of its Morningstar peer group (US Fund Technology Funds Category) for the year-to-date, one-, three-, and five-year periods as well as above the median performance for the ten-year period and about the same as the average Morningstar performance of such peer group. The Board noted that the Internet Fund outperformed its benchmark index (the Nasdaq Composite Index) for the year-to-date, one-, three-, five-, and fifteen-year performance periods.

With respect to the Small Cap Fund, the Board considered that the Fund’s performance results were above the median and average performance of its Morningstar peer group (US Fund Small Growth Fund Category) for the year-to-date, one-, and three-year periods, and performed comparatively for the five-year period. The Board noted that the Small Cap Fund outperformed its benchmark index (the Russell 2000 Growth Index) for the year-to-date, one-, three-, and five-year performance periods.

With respect to the Discovery Fund, the Board considered that the Fund’s performance results were above the median and average performance of its Morningstar peer group (US Fund Small Growth Fund Category) for the year-to-date, one-, three-, and five-year periods. The Board noted that the Discovery Fund outperformed its benchmark indices (Russell Microcap Growth Index and Russell 2000 Growth Index) for the year-to-date, one-, three-, and five-year performance periods as of August 31, 2020.

The Board found the overall performance results of the Funds to be satisfactory.

The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s Morningstar peer group. The Board discussed the allocation of expenses among the Funds and the manner in which each Fund bears its appropriate share of the expenses. The Board noted the relatively small size of the Funds, as well as the ongoing subsidies of operating expenses by the Adviser pursuant to the Fee Waiver Agreements for the Small Cap Fund and Discovery Fund. The Board also noted its determination to continue to reduce the 12b-1 fees payable under the distribution and service plans of the Funds, which went into effect on September 1, 2016 (Investor Class shares only), through at least January 2, 2022.

With respect to the advisory fees and overall expenses of the Internet Fund, the Board considered that the Fund’s advisory fees and the net expense ratio (excluding 12b-1 fees) were above the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each continued through at least January 2, 2022. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses had been subsidized by an advisory fee waiver over various periods. While noting the Internet Fund’s advisory fees and overall expenses compared to the Morningstar peer group, including percentile rankings, the Board was satisfied overall that the Adviser has taken actions to improve the Fund’s comparative expenses.

With respect to the advisory fees and overall expenses of the Small Cap Fund, the Board considered that the Fund’s net expense ratio (excluding 12b-1 fees) were above the median and average of its Morningstar peer group, however, the Fund’s advisory fees were below the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

continued through at least January 2, 2022. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses are currently subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels). The Board was satisfied that the Adviser has taken actions to improve the Fund’s comparative expenses.

With respect to the advisory fees and overall expenses of the Discovery Fund, the Board considered that the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) were above the median and average of its Morningstar peer groups. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each continued through at least January 2, 2022. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses are currently subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels). The Board was satisfied that the Adviser has taken actions to improve the Fund’s comparative expenses.

The Board discussed the profitability, projected revenue growth and financial viability of the Adviser; other benefits received by the Adviser in connection with the management of the Funds; the extent to which there are economies of scale in the provision of advisory services; and whether the Adviser may realize additional economies of scale in the future. In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements, the Independent Directors received assistance and advice from independent legal counsel and counsel to the Company.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative, and with each Independent Director not necessarily attributing the same weight to each factor, the Independent Directors concluded that (i) the Adviser demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreements; (ii) the compensation payable to the Adviser under the Investment Advisory Agreements was fair and reasonable; and (iii) the compensation and other terms of the Investment Advisory Agreements were appropriate and in the best interests of each of the Funds and its shareholders.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Jacob Funds Inc. (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) on behalf of each of its series (each, a “Fund” and collectively, the “Funds”).

The Board of Trustees of the Trust (the “Board”) previously approved the designation of Jacob Asset Management of New York LLC (“JAM”) as the program administrator for the Program. As required by the Liquidity Rule, JAM provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”) as applicable, and any material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through August 31, 2020 (the “Review Period”).

The Report reviewed notable liquidity events during the Review period, including the impact of the coronavirus outbreak on the Funds and the overall market. The Report also discussed the Program’s liquidity classification process, which includes input from a third party liquidity data vendor, and reviewed the process for reporting the Funds’ liquidity classifications on Form N-PORT. In addition, the Report discussed JAM’s annual review of each Fund’s liquidity risk and key conclusions from the review.

The Report noted that each Fund primarily holds highly liquid investments and accordingly, no Fund established or was required to implement an HLIM during the Review Period. The Report also stated that no Fund exceeded the 15% limitation on illiquid investments during the Review Period.

In addition, the Report stated that there were no material changes to the Program during the Review Period. The Report further stated that JAM concluded the Program operated and was effectively implemented in accordance with the requirements of the Liquidity Rule during the Review Period, and is reasonably designed to assess and manage the Funds’ liquidity risks.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q or Form N-PORT is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%.  The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	5.97%
Discovery Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2020 is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	3.63%
Discovery Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	100.00%
Discovery Fund	0.00%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Service Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2020:

Internet Fund	6,109,715
Small Cap Growth Fund	368,782
Discovery Fund	138,305

(This Page Intentionally Left Blank.)

Semi-Annual Report
__________________

February 28, 2021

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB DISCOVERY FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Discovery Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)*                    /s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date     4/30/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    4/30/21

By (Signature and Title)*                    /s/ Francis Alexander
Francis Alexander, Treasurer/Principal Financial Officer

Date     4/30/21